SHARE-BASED COMPENSATION - Plan (Details)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 ¥ / shares shares	Dec. 31, 2015 $ / shares shares	Mar. 31, 2015 shares	Aug. 31, 2010 shares	Sep. 30, 2009 shares	Oct. 31, 2008 shares	Jun. 30, 2007 shares	Feb. 28, 2007 shares
Share options
Share based compensation
Weighted-average grant date fair value for options granted (in CNY or dollars per share) | (per share)			¥ 11.73	$ 1.88
Share options | Performance Condition
Share based compensation
Vesting period			2 years	2 years
Number of options, granted (in shares)			85,292	85,292
Number of options granted based on the actual performance		88,224
Second anniversary of the stated vesting commencement date | Restricted stocks | Performance Condition
Share based compensation
Share-based payment award, vesting percentage	50.00%
Vesting ratably over the following two years | Restricted stocks | Performance Condition
Share based compensation
Share-based payment award, vesting percentage	50.00%
Vesting period	2 years
Incentive Award Plans
Share based compensation
Vesting period	10 years
Incentive Award Plans | Maximum
Share based compensation
Share-based payment award, contractual term	10 years
Incentive Award Plans | Share options
Share based compensation
Share-based payment award, option granted (in shares)	24,577,669
Incentive Award Plans | Restricted stocks
Share based compensation
Share-based payment award, nonvested restricted stocks (in shares)	22,256,782
Incentive Award Plans | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage	50.00%
Incentive Award Plans | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage	50.00%
Vesting period	2 years
2007 Global Share Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)										10,000,000
2008 Global Share Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)								7,000,000	3,000,000
2009 Share Incentive Plan
Share based compensation
Share-based payment award, maximum number of incentive award available (in shares)					43,000,000	15,000,000	3,000,000